CONVERTIBLE NOTES PAYABLE (Details 1) - USD ($)			6 Months Ended
	Apr. 09, 2026	Apr. 07, 2026	Apr. 30, 2026
Jefferson Street Capital L L C [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-Free Rate		3.95%	4.02%
Expected Volatility		257.85%	308.30%
Expected Dividend Yield		0.00%	0.00%
Lambda Ventures Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-Free Rate	3.91%		4.02%
Expected Volatility	258.54%		308.30%
Expected Dividend Yield	0.00%		0.00%
Jefferson Street Capital Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price		$ 0.0946	$ 0.1040
Exercise Price		$ 0.2500	$ 0.2500
Expected Term		5 years	4 years 11 months 8 days
d1		$ 2.7486	$ 3.3271
d2		(3.0171)	(3.5252)
N(d1)		0.9970	0.9996
N(d2)		0.0013	0.0002
Fair Value Per Share		$ 0.0941	$ 0.1039
Total Warrant Fair Value		$ 36,211	$ 40,006
Lambda Ventures Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price	$ 0.1190		$ 0.1040
Exercise Price	$ 0.2500		$ 0.2500
Expected Term	5 years		4 years 11 months 8 days
d1	$ 2.7960		$ 3.3271
d2	(2.9852)		(3.5252)
N(d1)	0.9974		0.9996
N(d2)	0.0014		0.0002
Fair Value Per Share	$ 0.1184		$ 0.1039
Total Warrant Fair Value	$ 45,584		$ 40,006